Membership Interests (Narrative) (Details) - USD ($) $ in Millions			6 Months Ended		12 Months Ended
	Jul. 29, 2015	Feb. 25, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Declaration of cash distribution to members			$ 165	$ 110	$ 282	$ 310	$ 225
Assumed debt to equity ratio, debt			60.00%		60.00%
Assumed debt to equity ratio, equity			40.00%		40.00%
Regulatory capitalization ratio, debt			59.60%		58.80%
Regulatory capitalization ratio, equity			40.40%		41.20%
Cash available for distribution under the capital structure restriction			$ 68		$ 184
Subsequent Event [Member]
Subsequent Event [Line Items]
Declaration of cash distribution to members		$ 100
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Declaration of cash distribution to members	$ 120
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Declaration of cash distribution to members	$ 110